Investment Objectives and Goals	Feb. 28, 2026
CastleArk Large Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	CastleArk Large Growth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The CastleArk Large Growth ETF (the “Fund”) seeks long-term capital appreciation.
Frontier Asset Absolute Return ETF
Prospectus [Line Items]
Risk/Return [Heading]	Frontier Asset Absolute Return ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Frontier Asset Absolute Return ETF (the “Fund”) seeks to achieve long-term total return.
Frontier Asset Core Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Frontier Asset Core Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Frontier Asset Core Bond ETF (the “Fund”) seeks to provide high income consistent with the preservation of capital.
Frontier Asset Opportunistic Credit ETF
Prospectus [Line Items]
Risk/Return [Heading]	Frontier Asset Opportunistic Credit ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Frontier Asset Opportunistic Credit ETF (the “Fund”) seeks to provide high income consistent with the preservation of capital.
Frontier Asset Global Small Cap Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Frontier Asset Global Small Cap Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Frontier Asset Global Small Cap Equity ETF (the “Fund”) seeks to achieve long-term total return.
Frontier Asset Total International Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Frontier Asset Total International Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Frontier Asset Total International Equity ETF (the “Fund”) seeks to achieve long-term total return.
Frontier Asset U.S. Large Cap Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Frontier Asset U.S. Large Cap Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Frontier Asset U.S. Large Cap Equity ETF (the “Fund”) seeks to achieve long-term total return.
KOPERNIK GLOBAL ALL-CAP FUND
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kopernik Global All-Cap Fund (the “Fund” or the “Global All-Cap Fund”) seeks to provide long-term capital appreciation.
KOPERNIK INTERNATIONAL FUND
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kopernik International Fund (the “Fund” or the “International Fund”) seeks long-term growth of capital.
PMV Adaptive Risk Parity ETF
Prospectus [Line Items]
Risk/Return [Heading]	PMV Adaptive Risk Parity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The PMV Adaptive Risk Parity ETF (the “Fund”) seeks to generate capital appreciation with lower volatility and reduced correlation to the overall equity market.